Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Mar. 25, 2022	Sep. 29, 2021	Jan. 31, 2022	Dec. 31, 2021	Jan. 08, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)		22,500,000
Purchase price (in usd per share)		$ 10
Common stock, par value (in usd per share)		$ 0.0001		$ 0.0001		$ 0.0001
Consideration received on transaction		$ 225.0
Private Placement Warrants | Redemption, stock exceeds $9.75
Subsequent Event [Line Items]
Warrant redemption, price per common stock (in dollars per share)					$ 0.01
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	26,150
Purchase price (in usd per share)	$ 3.25
Shares issued per unit (in shares)	1
Common stock, par value (in usd per share)	$ 0.0001
Subsequent Event | Private Placement | Private Placement Warrants
Subsequent Event [Line Items]
Consideration received on transaction	$ 85.0
Net of issuance costs	$ 3.9
Warrants term	5 years
Maximum share increase percent	19.99%
Subscription registration period	15 days
Effectiveness penalty period, closing	60 days
Effectiveness penalty period, SEC review	90 days
Subsequent Event | Private Placement | Private Placement Warrants | Redemption, immediately
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)	$ 3.90
Subsequent Event | Private Placement | Private Placement Warrants | Redemption, stock exceeds $9.75
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)	9.75
Warrant redemption, price per common stock (in dollars per share)	$ 0.10
Trading period after business combination used to measure dilution of warrant	20
Number of trading days for determining the share price	30
Subsequent Event | Founders Grants | Restricted stock units
Subsequent Event [Line Items]
Approved issuance (in shares)			5,517,000
Vesting achievement period			30 years